Supplemental cash flow information (Tables)	3 Months Ended
Mar. 31, 2024
Supplemental Cash Flow Information
Schedule of Supplemental cash flow information

	January to March 2024	January to March 2023

Total additions to contract assets (Note 13)	1,270,667	1,204,867
Total additions to intangible assets (Note 14 (b))	133,759	322

Items not affecting cash (see breakdown below)	(833,016)	(634,857)

Total additions to intangible and contract assets according to the statement of cash flows	571,410	570,332

Investments and financing operations affecting intangible assets but not cash:
Interest capitalized in the period (Note 13 (a))	154,395	167,802
Contractors payable	453,671	240,833
Performance agreements	64,229	199,383
Right of use	130,666	320
Construction margin (Note 25)	30,055	26,519
Total	833,016	634,857